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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

               Report for the Calendar Year of Quarter Ended: June 30, 2006

                  Check here if Amendment [ ]; Amendment Number:

                 This Amendment (Check only one.):
                  [ ] is a restatement.
                  [ ] adds new holdings entries.

                  Institutional Investment Manager Filing this Report:
                          Watershed Asset Management, L.L.C.
                                  One Maritime Plaza
                                      Suite 1525
                           San Francisco, California 94111

                          Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                            Senior Managing Member
                                 (415) 391-8900





                               /s/ Meridee A. Moore
                           -----------------------------
                            San Francisco, California
                              August 11, 2006


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                         Number of Other Included Managers

                                        1

                       Form 13 F Information Table Entry Total:

                                       27

                      Form 13 F Information Table Value Total:

                                $157,207 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11473
Name: WS Partners, L.L.C.



                                                                  FORM 13F INFORMATION TABLE

Column 1                           Column 2             Column 3  Column 4 Column 5               Column 6 Column 7 Column 8

                                                                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS       CUSIP     (x$1000) PRN AMT     PRN  CALL  DSCRETN  MGRS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
ACE Cash Express Inc.              Common               004403101   4,247     145,100  SH         Other    1           145,100
Advance Auto Parts Inc.            Common               00751Y106   3,959     137,000  SH         Other    1           137,000
Arbor Realty Trust Inc.            Common               038923108   5,677     226,626  SH         Other    1           226,626
Atlas Air Worldwide Holdings Inc.  Common New           049164205  13,702     279,400  SH         Other    1           279,400
Bally Total Fitness Holding Corp   Common               05873K108     715     105,470  SH         Other    1           105,470
Carmike Cinemas Inc.               Common               143436400  17,277     819,585  SH         Other    1           819,585
Covad Communications Group I       DBCV 3.000% 3/15/24  222814AR6  10,424  11,268,000  PRN        Other    1        11,268,000
Crown Holdings Inc.                Common               228368106   7,790     500,300  SH         Other    1           500,300
CSK Auto Corporation               Common               125965103   3,362     280,900  SH         Other    1           280,900
Edison International               Common               281020107  13,650     350,000  SH         Other    1           350,000
Endurance Specialty Holdings Lt    SHS                  G30397106   6,400     200,000  SH         Other    1           200,000
Eschelon Telecom Inc.              Common               296290109   6,053     391,295  SH         Other    1           391,295
EZCorp Inc.                        CL A NON VTG         302301106   2,704      71,756  SH         Other    1            71,756
Finisar                            Note 5.250% 10/15/08 31787AAC5   3,118   3,117,000  PRN        Other    1         3,117,000
GenTek Inc.                        Common New           37245X203   3,549     132,190  SH         Other    1           132,190
Hawaiian Holdings Inc.             Common               419879101  10,695   3,145,476  SH         Other    1         3,145,476
Hercules Tech. Growth Capital Inc. Common               427096508   2,499     206,532  SH         Other    1           206,532
Horizon Lines Inc.                 Common               44044K101   3,204     200,000  SH         Other    1           200,000
Kinetic Concepts Inc.              Common New           49460W208     503      11,400  SH         Other    1            11,400
Laidlaw International Inc.         Common               50730R102  15,168     601,900  SH         Other    1           601,900
Mpower Holding Corp.               Common New           62473L309   2,893   1,546,800  SH         Other    1         1,546,800
Pilgrims Pride Corp.               Common               721467108   2,993     116,000  SH         Other    1           116,000
QLT Inc.                           Note 3.000% 9/15/23  746927AB8   6,790   7,352,000  PRN        Other    1         7,352,000
Rubios Restaurants Inc.            Common               78116B102   2,516     296,000  SH         Other    1           296,000
Sanderson Farms Inc.               Common               800013104   2,827     101,000  SH         Other    1           101,000
StealthGas Inc.                    SHS                  Y81669106   1,712     122,700  SH         Other    1           122,700
US Airways Inc.                    Common               90341W108   2,780      55,000  SH         Other    1            55,000